Parent Company Only Condensed Financial Information - Schedule of condensed statements of cash flows (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities		¥ (67,900)	$ (9,304)	¥ (438,145)	¥ (603,123)
Cash flows from investing activities:
Net cash (used in)/provided by investing activities	[1]	(13,585)	(1,861)	125,573	125,823
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		487,971	66,852	99,289	225,941
Repayment of long-term loans from NetEase Group		(214,038)	(29,323)
Repurchase of ADSs		(62,300)	(8,535)	(127,543)	(50,700)
Proceeds from issuance of ordinary shares pursuant to incentive plan		16,879	2,312	9,312	9,408
Net cash provided by/(used in) financing activities	[1]	228,512	31,306	(18,942)	184,649
Effect of exchange rate changes on cash and cash equivalents		(2,457)	(336)	1,961	4,588
Net (decrease)/increase in cash and cash equivalents		144,558	19,805	(329,553)	(288,063)
Cash, cash equivalents and restricted cash at the beginning of the year		454,931	62,325	784,484	1,072,547
Cash, cash equivalents and restricted cash at the end of the year		599,489	82,130	454,931	784,484
Parent Company [Member]
Cash flows from operating activities:
Net cash used in operating activities		(36,424)	(4,990)	(50,269)	(20,545)
Cash flows from investing activities:
Loans made to subsidiaries		(8,860)	(1,214)		(272,940)
Repayment of loans from subsidiaries and primary beneficiaries of VIEs		241,041	33,022	41,309	14,354
Net cash (used in)/provided by investing activities		232,181	31,808	41,309	(258,586)
Cash flows from financing activities:
Proceeds from long-term loans from NetEase Group		70,971	9,723	99,289	225,941
Repayment of long-term loans from NetEase Group		(214,038)	(29,323)
Repurchase of ADSs		(62,300)	(8,535)	(127,543)	(50,700)
Proceeds from issuance of ordinary shares pursuant to incentive plan		16,879	2,312	9,312	9,408
Net cash provided by/(used in) financing activities		(188,488)	(25,823)	(18,942)	184,649
Effect of exchange rate changes on cash and cash equivalents		107	15		2,135
Net (decrease)/increase in cash and cash equivalents		7,376	1,010	(27,902)	(92,347)
Cash, cash equivalents and restricted cash at the beginning of the year		2,516	345	30,418	122,765
Cash, cash equivalents and restricted cash at the end of the year		¥ 9,892	$ 1,355	¥ 2,516	¥ 30,418

[1]	There was no investing and financing activities from discontinued operations.